KPMG LLP BNY Mellon Center Suite 3400 500 Grant Street Pittsburgh, PA 15219-2598

Independent Accountants' Report on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the "Company")
J.P. Morgan Securities LLC
J.P. Morgan Chase Commercial Mortgage Securities Corp.
(together, the "Specified Parties")

Re:  FREMF 2017-K724 Mortgage Trust – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans and the related mortgaged properties which we were informed are intended to be included as collateral in the offering of the Certificates by FREMF 2017-K724 Mortgage Trust. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

●
The term "compared" means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

●
The term "recomputed" means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

●	The term "rounding" means that amounts and percentages were within $1.00 and 0.1%, respectively.

●
The term "Data File" means the electronic data file provided to us by the Company on January 5, 2017 containing information with respect to 58 mortgage loans ("Mortgage Loans") and the related 58 mortgaged properties ("Mortgaged Properties").

●	The term "Cut-off Date" means the payment date in January 2017, as provided by the Company.

●	The term "Compared Attributes" means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

●	The term "Loan File" means the copies of source documents made available by the Company and listed in Attachment A.

●	The term "Recomputed Attributes" means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

●	The term "Calculation Methodology" means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

●	The term "Instructions" means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on all of the Mortgage Loans and all related Mortgaged Properties in the Data File.

We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization ("NRSRO").

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

January 5, 2017

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Freddie Mac Loan Number	Promissory Note, Loan Agreement, Commitment Letter
Property Name	Provided by the Company
Seller/Servicer	Promissory Note, Loan Agreement, Exhibit A to Commitment Letter
Address (Street)	Appraisal Report, Engineering Report, USPS Website
City	Appraisal Report, Engineering Report, USPS Website
County	Appraisal Report, Engineering Report, USPS Website
State	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report, USPS Website
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Cut-off Date	Provided by the Company
Original Principal Balance	Promissory Note, Loan Agreement, Computation for Portfolio Loans
Note Date	Promissory Note
Note Rate	Promissory Note
Rate Type	Promissory Note
Interest Calculation	Promissory Note
Monthly Debt Service	Promissory Note
Monthly Debt Service (IO)	Promissory Note
First Payment Date	Promissory Note
Maturity Date	Promissory Note
Payment Date	Promissory Note
Late Charge Grace Period (# of days)	Promissory Note
Amortization Type	Promissory Note

ATTACHMENT A

Attribute	Source Document
Interest Only Term	Promissory Note
Prepay Provision Description	Promissory Note
Partial Defeasance Permitted (Y/N)	Promissory Note, Loan Agreement
Appraised Value	Appraisal Report
Appraisal Firm	Appraisal Report
Appraisal Date	Appraisal Report
Year Built	Engineering Report, Appraisal Report
Year Renovated	Engineering Report, Appraisal Report
Number of Units	Rent Roll, Appraisal Report, Asset Summary Report, Investment Brief
Unit of Measure	Rent Roll, Appraisal Report, Asset Summary Report, Investment Brief
# Units - Commercial	Rent Roll, Appraisal Report, Asset Summary Report, Investment Brief
Elevator (Y/N)	Engineering Report, Appraisal Report
FIRREA Eligible (Y/N)	Appraisal Report
Zoning Status	Zoning Summary, Appraisal Report
Lien Position	Title Policy
Fee Simple/Leasehold	Title Policy
Ground Lease Rent	Ground Lease
Ground Lease Expiration Date	Ground Lease
Ground Lease Expiration Date w/ Extensions	Ground Lease
U/W EGI	Asset Summary Report Excel
U/W Expenses	Asset Summary Report Excel
Underwritten Annual Reserves	Asset Summary Report Excel
U/W NCF	Asset Summary Report Excel
Most Recent Period Ending	Asset Summary Report Excel
Most Recent EGI	Asset Summary Report Excel
Most Recent Expenses	Asset Summary Report Excel

ATTACHMENT A

Attribute	Source Document
Most Recent NOI	Asset Summary Report Excel
Most Recent NCF	Asset Summary Report Excel
2nd Most Recent Period Ending	Asset Summary Report Excel
2nd Most Recent EGI	Asset Summary Report Excel
2nd Most Recent Expenses	Asset Summary Report Excel
2nd Most Recent NOI	Asset Summary Report Excel
2nd Most Recent NCF	Asset Summary Report Excel
3rd Most Recent Period Ending	Asset Summary Report Excel
3rd Most Recent EGI	Asset Summary Report Excel
3rd Most Recent Expenses	Asset Summary Report Excel
3rd Most Recent NOI	Asset Summary Report Excel
3rd Most Recent NCF	Asset Summary Report Excel
Occupancy as of Date	Rent Roll
Monthly Rent per Unit	Rent Roll, Appraisal Report, Asset Summary Report Excel
Tenant Concentration Type	Investment Brief, Appraisal Report, Asset Summary Report Excel
% of Tenant Concentration	Investment Brief, Appraisal Report, Asset Summary Report Excel
Condo Ownership (% or N/A)	Loan Agreement, Investment Brief, Legal Memo
Amount Sq. Ft - Commercial	Rent Roll, Appraisal Report, Lease, Asset Summary Report Excel, Investment Brief
% of NRI from Commercial Rental Income	Rent Roll, Appraisal Report, Asset Summary Report
Environmental Firm	Phase I Environmental Report
Phase I Environmental Report Date	Phase I Environmental Report
Phase II Recommended (Y/N)	Phase I Environmental Report
Phase II Performed (Y/N)	Phase II Environmental Report
Phase II Environmental Report Date	Phase II Environmental Report

ATTACHMENT A

Attribute	Source Document
Environmental Cost to Cure (Phase I plus Phase II)	Phase I & Phase II Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Immediate Repairs Cost Estimate	Engineering Report
Replacement Reserves Cost Estimate per Year	Engineering Report
Seismic Firm	Seismic Report, Peak Ground Acceleration Report
Seismic Report Date	Seismic Report, Peak Ground Acceleration Report
Earthquake Zone 3 or 4 or PGA > 0.15g (Y/N)	Seismic Report, Engineering Report, Seismic Map, Peak Ground Acceleration Report, Investment Brief
PML Report Required (Y/N)	Seismic Report, Engineering Report, Seismic Map, Peak Ground Acceleration Report, Investment Brief
PML (%)	Seismic Report, Engineering Report, Seismic Map, Peak Ground Acceleration Report, Investment Brief
ENERGY STAR Score	ENERGY STAR Statement of Energy Performance
ENERGY STAR Score Certified (Y/N)	ENERGY STAR Statement of Energy Performance
ENERGY STAR Score Date	ENERGY STAR Statement of Energy Performance
Tax Escrow - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
Tax Escrow - Initial Deposit ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape, Settlement Statement
Tax Escrow - Contractual Payment ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape
Insurance Escrow - Current Balance ($ or N/A)	Servicing Tape, computation for certain loans
Insurance Reserve - Initial Deposit ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape, Settlement Statement
Insurance Reserve - Contractual Payment	Loan Agreement, Escrow Agreement, Servicing Tape

ATTACHMENT A

Attribute	Source Document
Environmental Reserve - Current Balance ($ or N/A)	Servicing Tape
Environmental Reserve - Initial Deposit ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape, Settlement Statement
Environmental Reserve - Contractual Payment ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape
Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape, Settlement Statement
Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape
Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
Replacement Reserve - Initial Deposit ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape, Settlement Statement
Replacement Reserve - Contractual Payment ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape
Replacement Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape
Other Reserve - Current Balance ($ or N/A)	Servicing Tape
Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape, Settlement Statement
Other Reserve Description	Loan Agreement, Escrow Agreement, Servicing Tape
Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape
Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape
Springing Reserve 1 Name	Loan Agreement, Escrow Agreement
Springing Reserve 1 Amount ($ or N/A)	Loan Agreement, Escrow Agreement
Springing Reserve 1 Description	Loan Agreement, Escrow Agreement
Springing Reserve 2 Name	Loan Agreement, Escrow Agreement
Springing Reserve 2 Amount ($ or N/A)	Loan Agreement, Escrow Agreement

ATTACHMENT A

Attribute	Source Document
Springing Reserve 2 Description	Loan Agreement, Escrow Agreement
Earnout Reserve Amount ($ or N/A)	Loan Agreement, Escrow Agreement, Servicing Tape
Earnout Reserve Description	Loan Agreement, Escrow Agreement, Servicing Tape
Letter of Credit Amount	Letter of Credit, Loan Agreement
Letter of Credit Description	Letter of Credit, Loan Agreement
Rent Stabilization Holdback (Y/N)	Loan Agreement
Beneficiary of Escrow & Reserve Interest Earnings	Promissory Note, Loan Agreement, Exhibit A to Commitment Letter
Does Borrower Direct Investment of Escrow & Reserve Funds (Y/N)	Loan Agreement
Specify Accounts Where Borrower Directs Investment of Escrow/Reserve Funds	Loan Agreement
Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement
Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
Environmental Insurance (Y/N)	Environmental Insurance Certificate, Form 1133
Flood Insurance (Y/N)	Property Insurance Certificate, Form 1133
Windstorm Insurance (Y or N or N/A)	Property Insurance Certificate, Form 1133
Earthquake Insurance In Place (Y/N)	Property Insurance Certificate, Form 1133
Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133
Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133
Liability Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133
Cash Management (Description or N/A)	Cash Management, Lockbox Agreement
Lockbox (Y/N)	Cash Management, Lockbox Agreement
Additional Financing In Place (existing) (Y/N)	Promissory Note, Loan Agreement
Additional Financing Amount (existing)	Promissory Note, Loan Agreement
Additional Financing Description (existing)	Promissory Note, Loan Agreement
Future Mezzanine Debt (Y/N)	Promissory Note, Loan Agreement

ATTACHMENT A

Attribute	Source Document
Future Secondary Financing (Y/N)	Promissory Note, Loan Agreement
Future Secondary Financing Description	Promissory Note, Loan Agreement
Substitution Permitted (Y/N)	Promissory Note, Loan Agreement
Number of Properties per Loan	Promissory Note, Loan Agreement
Multiproperty Collateral Release Price ($ or N/A)	Promissory Note, Loan Agreement
Cross Collateralized and Cross Defaulted	Promissory Note, Loan Agreement, Crossed Agreement
Crossed Collateral Release (Y or N or N/A)	Promissory Note, Loan Agreement, Crossed Agreement
Crossed Collateral Release Provisions (Description or N/A)	Promissory Note, Loan Agreement, Crossed Agreement
Additional Collateral Amount	Promissory Note, Loan Agreement
Additional Collateral Description	Promissory Note, Loan Agreement
Loan Purpose	Loan Agreement, Brief
Borrowing Entity	Promissory Note, Loan Agreement
Entity Type	Promissory Note, Loan Agreement
State of Organization	Promissory Note, Loan Agreement
Related Borrowers Group Name	Guaranty Agreement
Borrower Type	Loan Agreement
Tenants In Common (Y/N)	Loan Agreement, Borrower Documents, Title Policy
Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement
Independent Director (Y/N)	Loan Agreement
Non-Consolidation Opinion (Y/N)	Opinion Letter, Commitment Letter
Assumption Fee	Loan Agreement
Recourse(Y/N)	Guaranty Agreement, Promissory Note
Recourse Description	Promissory Note, Loan Agreement, Guaranty Agreement
Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Loan Agreement

ATTACHMENT A

Attribute	Source Document
Environmental Indemnitor (Name or N/A)	Promissory Note, Loan Agreement, Guaranty Agreement
Environmental Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement
Fraud Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement
Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement
Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement
Waste Carveout (Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement
Borrower Or Principal Prior Bankruptcy (Y/N)	Form 1115
Management Company	Management Agreement
Servicer Name	Promissory Note, Loan Agreement, Exhibit A to Commitment Letter
Primary Servicing Fee	Exhibit A to Commitment Letter
Master Servicing Fee	Provided by the Company
Trustee Fee	Provided by the Company
Master Servicing Surveillance Fee	Provided by the Company
Special Servicer Surveillance Fee	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Promissory Note Rate and Monthly Debt Service.  Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

Maturity Balance
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Promissory Note Rate and Monthly Debt Service.  Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.  For each Mortgage Loan, recompute the Maturity Balance as the aggregate principal amount that is scheduled to be paid on the Maturity Date, including the principal component that is included in the Monthly Debt Service that is due on the Maturity Date.

% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of Cut-off Balances.
Original Amortization Term (months)
Recompute using the Original Principal Balance, Promissory Note Rate, and Monthly Debt Service for Mortgage Loans identified on the Data File from which the Amortization Type characteristic is 'Balloon', (the "Balloon Loans").  For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'Partial IO' (the "Partial Interest Only Loans"), use the Monthly Debt Service Payment after the expiration of the interest only period.  For the Mortgage Loans identified on the Data File for which the Amortization Type characteristic is 'Interest Only') is shown as '0', (the "Interest Only Loans").

Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
Remaining Amortization	Original Amortization Term (months) minus Seasoning as of Cut Off Date.
Remaining Term	Original Loan Term (months) minus Seasoning as of Cut Off Date.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Seasoning as of Cut Off Date	Remaining Term minus Original Loan Term (months).
Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
LTV at Cutoff	Cut-off Balance divided by Appraised Value.
LTV at Maturity	Maturity Balance divided by Appraised Value.
U/W NOI	Sum of Underwritten Annual Reserves and U/W NCF.
U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
Occupancy Rate	Number of occupied units divided by Number of Units.
CDCR (Combined DCR)	Provided by the Company (if Applicable).
CLTV (Combined LTV)	Original Principal Balance plus Existing Financing Amount (existing) divided by Appraised Value.
Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee and Special Servicing Surveillance Fee.
Net Mortgage Rate	Promissory Note Rate minus Administration Fee.

B-2

ATTACHMENT C

INSTRUCTIONS

For those Compared Attributes with the Source Document indicated as "Provided by the Company," we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1